APPENDIX I
                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                             FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                         Please print or type.


   1.  Name and address of issuer:

          The Managers Funds
          40 Richards Avenue
          Norwalk, CT  06854

   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

           Managers Money Market Fund

3. Investment Company Act File Number:

             811-3752

   Securities Act File Number:

             2-84012

4(a).  Last day of fiscal year for which this Form is filed:

          November 30, 1997


4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on
     the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:

(i)Aggregate sale price of securities sold
   during the fiscal year pursuant to section
   24(f):                                                    $309,693,928

(ii)Aggregate price of securities redeemed
    or repurchased during the fiscal year:     $318,775,835

(iii)Aggregate price of securities redeemed
     or repurchased during any prior fiscal
     year ending no earlier than October 11,
     1995 that were not previously used to
     reduce registration fees payable to the
     Commission:                               $        -0-

(iv)Total available redemption credits [add
    Items 5(ii) and 5(iii):                                -$318,775,835

(v)Net sales -- if Item 5(i) is greater than
   Item 5(iv) [subtract Item 5(iv) from Item
   5(i)]:                                                   $        -0-

(vi)Redemption credits available for use in
    future years - if Item 5(i) is less than
    Item 5(iv) [subtract Item 5(iv) from Item
    5(i)]:                                     $( 9,081,907)

(vii)Multiplier for determining registration
     fee (See Instruction C.9):                             x    .000295

(viii)Registration fee due [multiply Item 5(v)
      by Item 5(vii)] (enter "O" if no fee is
      due):                                                 =$       -0-


6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $ 9,535,134. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                      =$  -0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery:

                 Wire Transfer
                 Mail or other means


                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Donald S. Rumery, Treasurer

                         Donald S. Rumery, Treasurer

Date:  February 18, 1998

            *Please print the name and title of the signing
                     officer below the signature.